Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Promissory Notes

Note 7 — Promissory Notes

Promissory notes are comprised of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
GN Note 1	$1,148,800	$1,148,800
GN Note 2	500,000	500,000
AMC Note	100,000	100,000
SolarMax Notes 1	261,348	261,348
SolarMax Notes 2	212,022	-
SolarMax Notes 3	224,083	-
SolarMax Notes 4	230,114	-
Total	$2,676,367	$2,010,148

On September 18, 2019, the Company issued an unsecured promissory note in the aggregate principal amount of $1,148,800 to Global Nature (the “GN Note 1”). The GN Note 1 was issued in connection with the GN LOI entered into by and between Global Nature and the Company on September 13, 2019, to consummate a potential Business Combination with Global Nature.

The GN Note 1 is non-interest bearing and is payable on the date on which the Company consummates its initial Business Combination with Global Nature or another qualified target company (a “Qualified Business Combination” and such date, the “Maturity Date”), subject to certain mandatory repayment arrangement set forth in the GN Note 1. The principal balance may be prepaid at any time without penalty. As of September 30, 2021 and December 31, 2020, there was $1,148,800 outstanding under the GN Note 1.

Pursuant to the GN Note 1, in the event that Global Nature notifies the Company that it does not wish to proceed with the Qualified Business Combination (the “Withdrawal Request”), the Company shall only be obligated to repay the GN Note 1 as follows: (i) 50% of the principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination with another target if the Withdrawal Request is given from after October 18, 2019; or (ii) the full principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination or the date of expiry of the term of the Company (whichever is earlier), if the parties have not entered into a definitive agreement with regard to the Qualified Business Combination within 45 days from the date of the GN Note 1 as a result of the disagreement on the valuation of the Qualified Business Combination. On March 12, 2020, the Company received the Withdrawal Request from Global Nature that it did not wish to proceed with the Qualified Business Combination. The parties agreed that the GN Note 1 which shall be repaid as soon as possible with best efforts but no later than 5 business days after the Company’s Business Combination or the date of the expiry of the term of the Company (whichever is earlier).

All amounts owed by the Company under the GN Note 1 become immediately due and payable upon an event of default, which includes the Company’s failure to pay the principal amount due within 5 business days of the Maturity Date and the Company’s voluntary or involuntary bankruptcy.

On December 3, 2019, the Company issued an unsecured promissory note in the aggregate principal amount of $500,000 to Global Nature (the “GN Note 2”). The GN Note 2 was issued in order to fund the Company’s working capital needs. The GN Note 2 is non-interest bearing and is payable as soon as possible but in any event no later than 5 business days after the Company’s initial Business Combination or the date of the expiry of the term of the Company, whichever is earlier. The principal balance may be prepaid at any time without penalty. As of September 30, 2021 and December 31, 2020, there was $500,000 outstanding under the GN Note 2.

On April 17, 2020, the Company issued an unsecured promissory note in the aggregate principal amount of $500,000 (the “AMC Note”) to Qingdao Zhongxin Huirong Distressed Asset Disposal Co., Ltd. (“AMC Sino”), a PRC company based in Qingdao, China, its registered assignees or successor in interest (the “AMC Payee”). The AMC Note was issued in connection with a non-binding letter of intent entered (“AMC LOI”) into by and between the Company and Zhongxin AmcAsset Limited (“AmcAsset”), a holding company incorporated in the British Virgin Islands, to consummate a potential business combination with AmcAsset. AmcAsset is a transnational distressed asset management company with foothold in the U.S. and China, and undergoing global expansion. AmcAsset holds 100% equity interest of Quest Mark Capital Inc., a California corporation located in Los Angeles, and Qingdao Zhongbiao Distressed Asset Management Co., Ltd (“Zhongbiao”), to which AMC Sino is related. The principal of the AMC Note of $500,000 will be paid in installments according to the needs of the Company. The AMC Note is non-interest bearing and is payable on the date on which the Company consummates its initial business combination with AMC Payee or another qualified target company, subject to certain mandatory repayment arrangement set forth in the AMC Note. The principal balance may be prepaid at any time without penalty. On May 5, 2020, the Company received first installment of $100,000 under the AMC Note.

From September 2020 to December 2020, the Company issued unsecured promissory notes in the aggregate principal amount of $261,348 to SolarMax (the “SolarMax Notes 1”) to finance the extension of the period that the Company must complete a Business Combination. The SolarMax Notes 1 are non-interest bearing and payable on the earlier of (i) the consummation of a Business Combination, (ii) the Second Extended Date, or (iii) the date on which either (x) the letter of intent dated September 3, 2020 (the “LOI”) or (y) the Acquisition Agreement, as defined in the LOI, are terminated for any reason. At September 30, 2021 and December 31, 2020, there was $261,348 outstanding under the SolarMax Notes 1.

From January to March 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $212,022 to SolarMax (the “SolarMax Notes 2”) to finance the extension of the period that the Company must complete a Business Combination to April 26, 2021. SolarMax Notes 2 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently October 26, 2021, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur. At September 30, 2021, there was $212,022 outstanding under the SolarMax Notes 2.

From April to June 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $224,083 to SolarMax (the “SolarMax Notes 3”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 3 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur. At September 30, 2021, there was $224,083 outstanding under the SolarMax Notes 3.

In September 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $230,114 to SolarMax (the “SolarMax Notes 4”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 4 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur. At September 30, 2021, there was $230,114 outstanding under the SolarMax Notes 4.

Note 7 — Promissory Notes

Promissory notes are comprised of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
GN Note 1	$1,148,800	$1,148,800
GN Note 2	500,000	500,000
AMC Note	100,000	-
SolarMax Notes 1	261,348	-
Total	$2,010,148	$1,648,800

On September 18, 2019, the Company issued an unsecured promissory note in the aggregate principal amount of $1,148,800 to Global Nature (the “GN Note 1”). The GN Note 1 was issued in connection with the GN LOI entered into by and between Global Nature and the Company on September 13, 2019, to consummate a potential Business Combination with Global Nature.

The GN Note 1 is non-interest bearing and is payable on the date on which the Company consummates its initial Business Combination with Global Nature or another qualified target company (a “Qualified Business Combination” and such date, the “Maturity Date”), subject to certain mandatory repayment arrangement set forth in the GN Note 1. The principal balance may be prepaid at any time without penalty. As of December 31, 2020 and 2019, there was $1,148,800 outstanding under the GN Note 1.

Pursuant to the GN Note 1, in the event that Global Nature notifies the Company that it does not wish to proceed with the Qualified Business Combination (the “Withdrawal Request”), the Company shall only be obligated to repay the GN Note 1 as follows: (i) 50% of the principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination with another target if the Withdrawal Request is given from after October 18, 2019; or (ii) the full principal amount of the GN Note 1 as soon as possible with best efforts but no later than 5 business days after a Business Combination or the date of expiry of the term of the Company (whichever is earlier), if the parties have not entered into a definitive agreement with regard to the Qualified Business Combination within 45 days from the date of the GN Note 1 as a result of the disagreement on the valuation of the Qualified Business Combination. On March 12, 2020, the Company received the Withdrawal Request from Global Nature that it did not wish to proceed with the Qualified Business Combination. The parties agreed that the GN Note 1 which shall be repaid as soon as possible with best efforts but no later than 5 business days after the Company’s Business Combination or the date of the expiry of the term of the Company (whichever is earlier).

All amounts owed by the Company under the GN Note 1 become immediately due and payable upon an event of default, which includes the Company’s failure to pay the principal amount due within 5 business days of the Maturity Date and the Company’s voluntary or involuntary bankruptcy.

On December 3, 2019, the Company issued an unsecured promissory note in the aggregate principal amount of $500,000 to Global Nature (the “GN Note 2”). The GN Note 2 was issued in order to fund the Company’s working capital needs. The GN Note 2 is non-interest bearing and is payable as soon as possible but in any event no later than 5 business days after the Company’s initial Business Combination or the date of the expiry of the term of the Company, whichever is earlier. The principal balance may be prepaid at any time without penalty. As of December 31, 2020 and 2019, there was $500,000 outstanding under the GN Note 2.

On April 17, 2020, the Company issued an unsecured promissory note in the aggregate principal amount of $500,000 (the “AMC Note”) to Qingdao Zhongxin Huirong Distressed Asset Disposal Co., Ltd. (“AMC Sino”), a PRC company based in Qingdao, China, its registered assignees or successor in interest (the “AMC Payee”). The AMC Note was issued in connection with a non-binding letter of intent entered (“AMC LOI”) into by and between the Company and Zhongxin AmcAsset Limited (“AmcAsset”), a holding company incorporated in the British Virgin Islands, to consummate a potential business combination with AmcAsset. AmcAsset is a transnational distressed asset management company with foothold in the U.S. and China, and undergoing global expansion. AmcAsset holds 100% equity interest of Quest Mark Capital Inc., a California corporation located in Los Angeles, and Qingdao Zhongbiao Distressed Asset Management Co., Ltd (“Zhongbiao”), to which AMC Sino is related. The principal of the AMC Note of $500,000 will be paid in installments according to the needs of the Company. The AMC Note is non-interest bearing and is payable on the date on which the Company consummates its initial business combination with AMC Payee or another qualified target company, subject to certain mandatory repayment arrangement set forth in the AMC Note. The principal balance may be prepaid at any time without penalty. On May 5, 2020, the Company received first installment of $100,000 under the AMC Note.

From September 2020 to December 2020, the Company issued unsecured promissory notes in the aggregate principal amount of $261,348 to SolarMax (the “SolarMax Notes 1”) to finance the extension of the Business Combination. The SolarMax Notes 1 are non-interest bearing and payable on the earlier of (i) the consummation of a Business Combination, (ii) the Second Extended Date, or (iii) the date on which either (x) the letter of intent dated September 3, 2020 (the “LOI”) or (y) the Acquisition Agreement, as defined in the LOI, are terminated for any reason. At December 31, 2020, there was $261,348 outstanding under the SolarMax Notes 1.